Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	€ 3,552	€ 3,693
Changes in book value [Abstract]
Additions	450	420
Acquisitions	926	37
Amortization of intangible assets	(550)	(635)
Impairments	(83)	(27)
Assets available for use	0
Divestments and transfer to assets classified as held for sales	(721)
Translation differences	(252)	64
Total changes	(230)	(141)
Intangible assets excluding goodwill, end of period	3,322	3,552
Cost
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	9,782	9,251
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	8,042	9,782
Accumulated amortisation and impairment [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	(6,230)	(5,558)
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	(4,720)	(6,230)
Brand names [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	455	520
Changes in book value [Abstract]
Acquisitions	7	1
Amortization of intangible assets	(40)	(50)
Divestments and transfer to assets classified as held for sales	(120)
Translation differences	(24)	(15)
Total changes	(178)	(65)
Intangible assets excluding goodwill, end of period	278	455
Brand names [Member] | Cost
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	1,088	1,102
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	670	1,088
Brand names [Member] | Accumulated amortisation and impairment [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	(633)	(582)
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	(392)	(633)
Customer relationships [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	1,241	1,399
Changes in book value [Abstract]
Additions	0
Acquisitions	431	7
Amortization of intangible assets	(142)	(201)
Divestments and transfer to assets classified as held for sales	(438)
Translation differences	(89)	36
Total changes	(238)	(157)
Intangible assets excluding goodwill, end of period	1,004	1,241
Customer relationships [Member] | Cost
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	3,429	3,324
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	2,342	3,429
Customer relationships [Member] | Accumulated amortisation and impairment [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	(2,188)	(1,925)
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	(1,338)	(2,188)
Technology-based [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	583	604
Changes in book value [Abstract]
Additions	23	41
Acquisitions	470	21
Amortization of intangible assets	(100)	(98)
Impairments	(12)	(1)
Divestments and transfer to assets classified as held for sales	(103)
Translation differences	(37)	15
Total changes	241	(21)
Intangible assets excluding goodwill, end of period	824	583
Technology-based [Member] | Cost
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	2,074	1,977
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	1,985	2,074
Technology-based [Member] | Accumulated amortisation and impairment [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	(1,491)	(1,373)
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	(1,161)	(1,491)
Product development [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	537	501
Changes in book value [Abstract]
Amortization of intangible assets	(213)	(229)
Impairments	(43)	(20)
Assets available for use	363	270
Divestments and transfer to assets classified as held for sales	(23)
Translation differences	(35)	15
Total changes	49	36
Intangible assets excluding goodwill, end of period	586	537
Product development [Member] | Cost
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	1,899	1,668
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	1,848	1,899
Product development [Member] | Accumulated amortisation and impairment [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	(1,362)	(1,167)
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	(1,262)	(1,362)
Product development construction in progress [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	542	491
Changes in book value [Abstract]
Additions	338	318
Amortization of intangible assets	0
Impairments	(27)	(4)
Assets available for use	(363)	(270)
Divestments and transfer to assets classified as held for sales	(11)
Translation differences	(43)	7
Total changes	(106)	51
Intangible assets excluding goodwill, end of period	436	542
Product development construction in progress [Member] | Cost
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	578	522
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	487	578
Product development construction in progress [Member] | Accumulated amortisation and impairment [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	(36)	(31)
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	(51)	(36)
Software [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	159	155
Changes in book value [Abstract]
Additions	86	56
Acquisitions	2
Amortization of intangible assets	(52)	(55)
Impairments	(1)	(2)
Divestments and transfer to assets classified as held for sales	(19)
Translation differences	(1)	5
Total changes	15	4
Intangible assets excluding goodwill, end of period	174	159
Software [Member] | Cost
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	580	522
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	605	580
Software [Member] | Accumulated amortisation and impairment [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	(421)	(367)
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	(431)	(421)
Other intangible assets [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	34	24
Changes in book value [Abstract]
Additions	3	5
Acquisitions	16	8
Amortization of intangible assets	(3)	(2)
Impairments		0
Divestments and transfer to assets classified as held for sales	(6)
Translation differences	(23)	1
Total changes	(13)	11
Intangible assets excluding goodwill, end of period	21	34
Other intangible assets [Member] | Cost
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	134	135
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	105	134
Other intangible assets [Member] | Accumulated amortisation and impairment [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill, beginning of period	(99)	(112)
Changes in book value [Abstract]
Intangible assets excluding goodwill, end of period	€ (84)	€ (99)